Summary of Significant Accounting Policies - Additional Information (Detail)						1 Months Ended	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jul. 24, 2015 shares	Jul. 01, 2015 USD ($) shares	Jun. 30, 2015 USD ($) shares	Mar. 05, 2015 USD ($)	Nov. 18, 2014 USD ($)	Jul. 31, 2015 shares	Sep. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Feb. 12, 2016 $ / shares	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2012 USD ($)
Schedule Of Significant Accounting Policies [Line Items]
Accumulated deficit							$ (83,402,000)	$ (83,402,000)		$ (70,338,126)	$ (57,100,511)
Cash and cash equivalents							4,720,000	4,720,000		7,956,710	1,268,770	$ 64,000	$ 2,155,262
Net proceeds from issuance of IPO										$ 10,727,475
Number of operating segments | Segment										1
Allowance for doubtful accounts											0
Deferred revenue recognized										$ 0
Reverse stock split description										1-for-12 reverse split of shares
Inventory, raw material							159,000	159,000
Inventory, work-in-process							159,000	159,000
Inventory, finished goods							58,000	$ 58,000
Aggregate cash payments under purchase agreement			$ 450,000
Common stock shares issued under purchase agreement | shares	40,000	40,000	40,000			10,000
Initial payment under purchase agreement		$ 150,000
Future royalty obligations			$ 100,000
Patent issued date								Jun. 19, 2003
Patent expiration date								Aug. 01, 2027
Impairment of goodwill								$ 0
Government grant revenue							155,000	220,000
Accrued Compensation and Other Current Liabilities [Member]
Schedule Of Significant Accounting Policies [Line Items]
Remaining amount payable under agreement							$ 300,000	$ 300,000
IPO [Member]
Schedule Of Significant Accounting Policies [Line Items]
Net proceeds from issuance of IPO					$ 8,000,000
Series B Warrant Liability [Member]
Schedule Of Significant Accounting Policies [Line Items]
Exercise of warrants to purchase of common stock				$ 3,800,000
Series B Warrant Liability [Member] | Subsequent event [Member]
Schedule Of Significant Accounting Policies [Line Items]
Exercise of warrants to purchase of common stock				$ 3,800,000
Series B Warrants to Purchase Common Stock [Member] | Scenario Forecast [Member]
Schedule Of Significant Accounting Policies [Line Items]
Decrease in common stock market price | $ / shares									$ 6.50
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment										3 years
Intangible assets estimated useful lives								5 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment										5 years
Intangible assets estimated useful lives								12 years
GlaxoSmithKline [Member]
Schedule Of Significant Accounting Policies [Line Items]
Proceeds from license agreement											3,000,000
Deferred revenue recognized											$ 3,000,000